UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-10597
Investment Company Act File Number

Tax-Managed Mid-Cap Core Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

October 31
Date of Fiscal Year End

July 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Tax-Managed Mid-Cap Core Portfolio	as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Air Freight & Logistics — 1.0%
CH Robinson Worldwide, Inc.	12,200	$665,266

		$665,266

Auto Components — 1.6%
BorgWarner, Inc.	33,000	$1,095,270

		$1,095,270

Capital Markets — 6.8%
Affiliated Managers Group, Inc.(1)	35,000	$2,310,700
Greenhill & Co., Inc.	7,000	527,240
Jefferies Group, Inc.(1)	43,000	982,980
SEI Investments Co.	40,000	756,000

		$4,576,920

Chemicals — 2.5%
Albemarle Corp.	31,200	$926,952
RPM International, Inc.	46,000	734,160

		$1,661,112

Commercial Banks — 2.8%
City National Corp.	24,000	$946,560
TCF Financial Corp.	65,000	919,100

		$1,865,660

Communications Equipment — 1.4%
F5 Networks, Inc.(1)	25,000	$928,000

		$928,000

Computers & Peripherals — 1.0%
Diebold, Inc.	25,000	$693,000

		$693,000

Construction & Engineering — 1.2%
Jacobs Engineering Group, Inc.(1)	20,000	$819,600

		$819,600

Construction Materials — 0.8%
Martin Marietta Materials, Inc.	6,000	$516,420

		$516,420

Containers & Packaging — 2.2%
Sonoco Products Co.	56,000	$1,482,880

		$1,482,880

Diversified Consumer Services — 1.6%
Matthews International Corp., Class A	35,000	$1,094,100

		$1,094,100

Electric Utilities — 1.2%
DPL, Inc.	33,300	$797,535

		$797,535

Electrical Equipment — 1.9%
AMETEK, Inc.	40,000	$1,294,400

		$1,294,400

Security	Shares	Value
Electronic Equipment, Instruments & Components — 3.2%
Amphenol Corp., Class A	25,600	$853,760
FLIR Systems, Inc.(1)	25,000	537,250
National Instruments Corp.	32,000	807,040

		$2,198,050

Energy Equipment & Services — 4.2%
FMC Technologies, Inc.(1)	30,000	$1,305,000
Oceaneering International, Inc.(1)	30,000	1,527,600

		$2,832,600

Food & Staples Retailing — 1.0%
Ruddick Corp.	30,000	$705,000

		$705,000

Food Products — 0.8%
Hormel Foods Corp.	15,000	$538,650

		$538,650

Gas Utilities — 3.3%
AGL Resources, Inc.	24,100	$810,242
National Fuel Gas Co.	35,000	1,420,300

		$2,230,542

Health Care Equipment & Supplies — 6.1%
Bard (C.R.), Inc.	7,800	$573,846
Beckman Coulter, Inc.	18,400	1,159,016
DENTSPLY International, Inc.	44,800	1,494,080
Varian Medical Systems, Inc.(1)	26,000	917,020

		$4,143,962

Health Care Providers & Services — 1.9%
Henry Schein, Inc.(1)	25,000	$1,284,500

		$1,284,500

Hotels, Restaurants & Leisure — 0.9%
Sonic Corp.(1)	57,400	$633,122

		$633,122

Household Durables — 1.3%
Mohawk Industries, Inc.(1)	16,700	$861,386

		$861,386

Household Products — 1.2%
Church & Dwight Co., Inc.	14,000	$825,720

		$825,720

Insurance — 3.4%
Brown and Brown, Inc.	27,000	$517,860
HCC Insurance Holdings, Inc.	34,000	853,400
Markel Corp.(1)	3,000	946,710

		$2,317,970

IT Services — 1.2%
Fiserv, Inc.(1)	17,800	$843,898

		$843,898

Life Sciences Tools & Services — 3.6%
Bio-Rad Laboratories, Inc., Class A(1)	14,000	$1,084,160
Mettler-Toledo International, Inc.(1)	16,000	1,344,960

		$2,429,120

Security	Shares	Value
Machinery — 6.9%
Donaldson Co., Inc.	40,000	$1,520,400
Graco, Inc.	38,000	940,120
IDEX Corp.	55,000	1,500,400
Valmont Industries, Inc.	10,000	718,200

		$4,679,120

Media — 2.5%
John Wiley & Sons, Inc., Class A	25,000	$797,250
Morningstar, Inc.(1)	20,000	885,800

		$1,683,050

Metals & Mining — 2.0%
Commercial Metals Co.	80,000	$1,323,200

		$1,323,200

Multi-Utilities — 1.7%
OGE Energy Corp.	38,300	$1,152,830

		$1,152,830

Multiline Retail — 2.0%
Dollar Tree, Inc.(1)	29,000	$1,337,480

		$1,337,480

Oil, Gas & Consumable Fuels — 3.8%
Denbury Resources, Inc.(1)	57,000	$946,200
Newfield Exploration Co.(1)	41,000	1,612,530

		$2,558,730

Personal Products — 0.9%
Alberto-Culver Co.	25,000	$640,500

		$640,500

Professional Services — 1.2%
FTI Consulting, Inc.(1)	15,000	$816,450

		$816,450

Real Estate Investment Trusts (REITs) — 4.0%
Health Care REIT, Inc.	35,000	$1,402,100
Rayonier, Inc.	34,000	1,325,660

		$2,727,760

Road & Rail — 1.4%
Landstar System, Inc.	25,000	$917,000

		$917,000

Semiconductors & Semiconductor Equipment — 1.8%
Microchip Technology, Inc.	46,050	$1,240,127

		$1,240,127

Software — 5.6%
ANSYS, Inc.(1)	41,200	$1,287,912
Fair Isaac Corp.	59,000	1,132,210
Jack Henry & Associates, Inc.	62,500	1,341,875

		$3,761,997

Specialty Retail — 5.1%
GameStop Corp., Class A(1)	30,000	$656,700
O’Reilly Automotive, Inc.(1)	33,000	1,341,780
Ross Stores, Inc.	33,500	1,477,015

		$3,475,495

Security	Shares	Value
Tobacco — 1.1%
Universal Corp., VA	19,000	$723,330

		$723,330

Trading Companies & Distributors — 0.9%
Fastenal Co.	17,000	$604,690

		$604,690

Total Common Stocks (identified cost $57,251,302)		$66,976,442

Total Investments — 99.0% (identified cost $57,251,302)		$66,976,442

Other Assets, Less Liabilities — 1.0%		$668,959

Net Assets — 100.0%		$67,645,401

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at July 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$57,314,729

Gross unrealized appreciation	$11,611,381
Gross unrealized depreciation	(1,949,668)

Net unrealized appreciation	$9,661,713

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks	$66,976,442	$—	$—	$66,976,442

Total Investments	$66,976,442	$—	$—	$66,976,442

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Mid-Cap Core Portfolio

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	September 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	September 25, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	September 25, 2009